Shareholder Report, Average Annual Return (Details) 191878_ETFB Green SRI REITs ETF_TF_TSR Annual {TF}	12 Months Ended	47 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
ETFB Green SRI REITs ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ETFB Green SRI REITs ETF NAV
Average Annual Return, Percent	(2.38%)	(3.91%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	11.75%